Revenue - Contract Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 9,606	$ 22,980	$ 19,873
Unbilled receivables	$ 15,700	$ 1,200